Information Regarding Members of the Board of Directors, the Group Management and Employees - Summary of Number of Employees by Region (Detail) - Employees	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Information About Employees [line items]
Number of employees by market area	100,735	111,464
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	24,495	26,570
North East Asia [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	12,456	13,042
North America [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	10,009	11,547
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	49,231	54,873
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	4,544	5,432
Sweden [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	13,864	15,303
Of which in EU [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	39,508	42,625